UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6115
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2016

Date of reporting period:  February 29, 2016

Item 1. Schedule of Investments.

Jensen Quality Value Fund
Schedule of Investments
February 29, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.12%
Aerospace & Defense - 2.74%
Boeing Co.	3,070	$362,812
General Dynamics Corp.	2,640	359,753
		722,565
Air Freight & Logistics - 1.37%
Expeditors International of Washington, Inc.	7,860	359,831

Beverages - 2.74%
Boston Beer Company, Inc. (a)	1,930	363,053
PepsiCo, Inc.	3,670	358,999
		722,052
Biotechnology - 1.34%
Gilead Sciences, Inc.	4,050	353,363

Capital Markets - 1.36%
Waddell & Reed Financial, Inc.	15,340	359,263

Chemicals - 2.78%
Eastman Chemical Co.	5,550	356,033
Terra Nitrogen Company, L.P.	3,730	378,259
		734,292
Commercial Services & Supplies - 4.14%
Deluxe Corp.	6,380	366,276
Herman Miller, Inc.	13,860	361,607
Pitney Bowes, Inc.	20,060	363,487
		1,091,370
Communications Equipment - 1.37%
Cisco Systems, Inc.	13,750	359,975

Consumer Finance - 2.95%
American Express Co.	6,560	364,605
PRA Group, Inc. (a)	16,870	411,628
		776,233
Containers & Packaging - 1.40%
Crown Holdings, Inc. (a)	7,860	368,241

Distributors - 1.38%
Genuine Parts Co.	4,020	362,403

Diversified Financial Services - 1.39%
Moody's Corp.	4,130	366,744

Electrical Equipment - 1.36%
Emerson Electric Co.	7,360	359,389

Food & Staples Retailing - 1.37%
Wal-Mart Stores, Inc.	5,440	360,890

Food Products - 2.74%
General Mills, Inc.	6,130	360,751
Hershey Co.	3,970	360,833
		721,584
Health Care Equipment & Supplies - 4.08%
Masimo Corp. (a)	9,380	354,939
St. Jude Medical, Inc.	6,690	359,186
Varian Medical Systems, Inc. (a)	4,620	361,377
		1,075,502

Health Care Providers & Services - 1.36%
Cigna Corp.	2,560	357,402

Hotels, Restaurants & Leisure - 2.75%
Brinker International, Inc.	7,190	358,062
Cracker Barrel Old Country Store, Inc.	2,480	367,164
		725,226
Household Durables - 1.38%
Tupperware Brands Corp.	7,260	362,710

Household Products - 1.36%
Procter & Gamble Co.	4,450	357,291

Internet Software & Services - 1.39%
j2 Global, Inc.	5,020	366,862

IT Services - 8.27%
International Business Machines Corp.	2,740	359,022
NeuStar, Inc. (a)	14,660	364,594
Syntel, Inc. (a)	8,060	368,503
Teradata Corp. (a)	14,490	361,526
Western Union Co.	19,690	359,539
WEX, Inc. (a)	5,600	365,680
		2,178,864
Leisure Products - 1.36%
Polaris Industries, Inc.	4,070	357,794

Life Sciences Tools & Services - 1.37%
Waters Corp. (a)	2,990	359,727

Machinery - 5.55%
Caterpillar, Inc.	5,410	366,258
Crane Co.	7,360	361,008
Hillenbrand, Inc.	13,060	367,248
ITT Corp.	10,340	364,588
		1,459,102
Media - 4.16%
DISH Network Corp. (a)	7,780	366,670
John Wiley & Sons, Inc.	8,360	363,911
Omnicom Group, Inc.	4,690	364,929
		1,095,510
Metals & Mining - 1.38%
Compass Minerals International, Inc.	5,350	362,944

Multiline Retail - 1.37%
Nordstrom, Inc.	7,010	359,753

Personal Products - 4.10%
Avon Products, Inc.	97,970	373,265
Herbalife Ltd. (a)(b)	6,440	352,589
Nu Skin Enterprises, Inc.	11,530	351,550
		1,077,404
Pharmaceuticals - 4.10%
Johnson & Johnson	3,460	364,026
Merck & Co., Inc.	7,180	360,507
Pfizer, Inc.	12,010	356,337
		1,080,870
Professional Services - 1.37%
Dun & Bradstreet Corp.	3,760	360,170

Road & Rail - 1.36%
Landstar System, Inc.	6,040	357,568

Semiconductors & Semiconductor Equipment - 2.76%
Linear Technology Corp.	8,330	363,354
Texas Instruments, Inc.	6,840	362,657
		726,011
Software - 4.13%
Microsoft Corp.	7,100	361,248
Oracle Corp.	9,840	361,915
VMware, Inc. (a)	7,200	363,528
		1,086,691
Specialty Retail - 4.12%
Bed Bath & Beyond, Inc. (a)	7,450	357,228
Best Buy Company, Inc.	11,220	363,416
Buckle, Inc.	11,480	365,063
		1,085,707
Technology Hardware, Storage & Peripherals - 2.72%
HP, Inc.	33,380	356,832
Western Digital Corp.	8,250	359,123
		715,955
Textiles, Apparel & Luxury Goods - 4.12%
Deckers Outdoor Corp. (a)	6,460	365,378
Ralph Lauren Corp.	4,020	364,855
Wolverine World Wide, Inc.	18,770	355,316
		1,085,549
Tobacco - 2.75%
Philip Morris International, Inc.	3,950	359,569
Vector Group Ltd.	15,751	365,895
		725,464
Trading Companies & Distributors - 1.38%
MSC Industrial Direct Co., Inc.	5,230	363,903
TOTAL COMMON STOCKS (Cost $27,542,342)		26,102,174

SHORT-TERM INVESTMENTS - 0.86%
Fidelity Institutional Money Market Portfolio - Class I, 0.35% (c)	227,059	227,059
TOTAL SHORT-TERM INVESTMENTS (Cost $227,059)		227,059

Total Investments (Cost $27,769,401) - 99.98%		26,329,233
Other Assets in Excess of Liabilities - 0.02%		5,009
TOTAL NET ASSETS - 100.00%		$26,334,242

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Variable rate security. Rate listed is the 7-day effective yield as of February 29, 2016.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc.
and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at February 29, 2016 was as follows*:

Cost of investments	$27,769,401
Gross unrealized appreciation	1,387,058
Gross unrealized depreciation	(2,827,226)
Net unrealized depreciation	$(1,440,168)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the
United States of America (“GAAP”).

Investment Valuation
Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Funds generally consider to be the principal exchange on which the security is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service ("Pricing Service"). If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities such as commercial paper, bankers acceptances and U.S. Treasury Bills are valued at market price. Any discount or premium is accreted or amortized on a straight-line basis until maturity,

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

The Valuation Committee of the Trust shall meet to consider any valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Trustees and other factors as warranted.
In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unsual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures"
Topic 820 (ASC 820"), establishes an authoritative defintion of fair value and sets out a hierarchy for measuring fair value.
ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments.

Other
Investment transactions are recorded on the trade date. The Fund determines the gain or loss from investment transactions using the best tax relief order. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Fair Value Measurements

The Fund follows the FASB ASC Topic 820 hierarchy, under which various inputs are used in determining the value of the Fund’s investments.
The basis of the hierarchy is dependent upon various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date.
Level 2 – Other significant observable inputs include quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or input other than quoted prices that are observable (either directly or indirectly) for the asset or liability.
Level 3 – Significant unobservable prices or inputs (includes the Board of Trustees and Valuation Committee’s own assumption in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 29, 2016, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total

Common Stocks*	$26,102,174	$-	$-	$26,102,174
Short-Term Investments	227,059	-	-	227,059
Total Investments in Securities	$26,329,233	$-	$-	$26,329,233

* For further breakdown of common stocks by industry type, please refer to the Schedule of Investments.

The Fund recognizes transfers between levels as of the beginning and end of the fiscal period. There were no transfers between levels as of February 29, 2016.

For the period ended February 29, 2016 the Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value
Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended February 29, 2016.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers____                    ___

By (Signature and Title)_ _/s/ John Buckel                             _____
                                                      John Buckel, President

Date  ____ _April 22, 2016  _                                                     _____

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* __/s/ John Buckel_           _       _______
                                                        John Buckel, President

Date  ____ _April 22, 2016  _                                                     _____

By (Signature and Title)* __ /s/ Jennifer Lima                   __ _____
                                                         Jennifer Lima, Treasurer

Date  ____ _April 22, 2016  _                                                     _____

* Print the name and title of each signing officer under his or her signature.